Wexford Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

July 15, 2014

VIA EDGAR TRANSMISSION

Ms. Valerie Lithotomos
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Wexford Trust (the “Trust”)
File Nos.: 033-20158 and 811-05469

Dear Ms. Lithotomos:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Trust on behalf of its series, the Muhlenkamp Fund (the “Fund”), is a Definitive Proxy Statement on Schedule 14A, in response to your oral comments of July 9, 2014 regarding the preliminary proxy statement filed by the Trust, on behalf of the Fund, on July 1, 2014, with respect to the proposed reorganization of the Fund into Muhlenkamp Fund, a newly formed series of the Managed Portfolio Series, (the “Acquiring Fund”).

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s response.  Capitalized terms used in this response letter, but not defined herein, shall have the same meaning as in the Proxy Statement.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the SEC staff, the staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the staff’s comments and changes in disclosure in response to the staff’s comments do not foreclose the SEC from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the staff’s comments or changes in disclosure in response to the staff’s comments as a defense in any action or proceeding by the SEC or any person.

The Trust’s responses to your comments are as follows:

1.
Please provide the SEC staff with an analysis of why it is appropriate to use a Schedule 14A proxy statement, and why a Form N-14 prospectus/proxy statement is not required given the circumstances of the proposed reorganization.

The Trust responds that Form N-14 provides for registration of securities under the Securities Act of 1933, as amended (the “Securities Act”), to be issued in: (i) a transaction of the type specified in Rule 145(a) under the Securities Act (“Rule 145(a) transaction”); (ii) a merger in which a vote or consent of the security holders of the company being acquired is not required under applicable state law; (iii) an exchange offer for securities of the issuer or another person; (iv) a public reoffering or resale of any securities acquired in an offering registered on Form N-14; or (v) two or more of the transactions listed in items (i) through (iv).  The transaction described in the Proxy Statement filed with the Commission on July 1, 2014 (the “Reorganization”) will not be a transaction described in items (ii) through (iv).  It is the Trust’s view that the Reorganization is not a Rule 145(a) transaction.

Rule 145 under the Securities Act generally requires the registration of securities issued in connection with certain reclassifications, mergers, consolidations and transfers of assets.  However, the preliminary note to Rule 145 explains that these transactions are subject to the registration requirements of the Securities Act only when a plan or agreement is submitted to shareholders under which they must “elect, on the basis of what is in substance a new investment decision, whether to accept a new or different security in exchange for their existing security.”

In the Trust’s view, shareholders of the Fund are not being asked to make a new investment decision in connection with their consideration of whether to approve the Reorganization.  As described more fully in the Proxy Statement, if the Reorganization is approved, continuity of shareholder investment expectations will be maintained because the investment objectives of the Fund and the Acquiring Fund are identical and the principal investment strategies and risks of the Fund will be substantially similar to those of the Acquiring Fund.

The portfolio managers currently providing investment advice to the Fund will be responsible for providing investment advice to the Acquiring Fund after the Reorganization is consummated.  Further, the Reorganization does not involve the combination of existing funds with existing assets, shareholders and operating histories.  Rather, prior to the Reorganization, the Acquiring Fund will have had no assets or operating history and simply will serve as a shell into which the Fund will be reorganized and all of its assets transferred.  Upon consummation of the Reorganization, the Acquiring Fund will assume the accounting and performance history of the Fund.  At the effective time of the Reorganization, the number of shares to be issued by the Acquiring Fund in connection with the Reorganization will be the same as the number of shares owned by Fund shareholders and the net asset value of the Acquiring Fund’s shares will be the same as the net asset value of the Fund’s shares.  Thus, shares of the Acquiring Fund will represent a continuation of the same investment and economic interests that are presently represented by shares of the Fund.

A condition precedent to the Reorganization will be receipt by the Trust (of which the Fund is a series) and Managed Portfolio Series (of which the Acquiring Fund is a series) of an opinion of counsel to the effect that the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes to the Fund, the Acquiring Fund or the shareholders of the Fund.

Even if the Reorganization were treated as a Rule 145(a) transaction, the Trust believes the exception provided by Rule 145(a)(2) is available.  Rule 145(a)(2) provides that a merger, consolidation or similar plan or acquisition solely involving a change in domicile is not subject to the registration requirements of the Securities Act.  The “change in domicile” exception to the registration requirements of Rule 145 was carved out to preserve the “no-sale” theory previously embodied in Rule 133 for reorganizations effected to change an issuer’s domicile.  Over the years, the scope of the “change in domicile” exception contained in Rule 145(a)(2) has grown significantly through liberal construction of the Rule by the SEC’s staff, recognizing that various changes in a fund’s management and policies might be made incident to a reorganization.  These interpretations recognize that no sound policy reason dictates anything more than a proxy statement, in such reorganizations, as a means of informing shareholders and gaining their approval as required by applicable state or federal law.  For example, the SEC staff has taken “no action” positions in a number of cases involving corporate reorganizations without any change in domicile.1  In some instances, these corporate reorganizations have been accompanied by unrelated changes in fund structure or manner of investment.2  The policies underlying Rule 145(a)(2) have been applied broadly by the SEC staff to exempt from registration transactions in which there is a change in domicile and it is accompanied by “incidental” changes in legal form, structure and voting arrangements.3  Rule 145(a)(2) has also been interpreted to permit changes in domicile with accompanying management and structural changes that go beyond those “incidental” to a change in domicile.4  Finally, the SEC staff’s interpretive release on Rule 145 indicates that the exemption contained in Rule 145(a)(2) would be applicable to a change in domicile effected by way of a merger in which the surviving corporation would have a broader corporate purpose provision, where a new class of preferred stock was to be authorized, and where preemptive and cumulative voting rights were to be eliminated by the merger.5

In the Trust’s view, the Reorganization is merely a combination of the types of changes addressed in the Release and in previous no-action requests.  All material information necessary to make an informed judgment about the Reorganization will be contained in the Proxy Statement to be furnished to Fund shareholders in soliciting their approval.  Such information will include, among other things, a description of Managed Portfolio Series, a discussion of the effect of the Reorganization on the investment strategy and fee structure of the Fund and a description of Muhlenkamp & Company, Inc. and its role as investment adviser, with the Acquiring Fund post-Reorganization.  Finally, it is important to note that a post-effective amendment relating to the offering of the Acquiring Fund’s shares has been filed SEC.  The Reorganization will not be consummated before the registration of the offering is effective.

1 See, e.g., Lazard Freres Institutional Fund, Inc. (pub avail. Feb. 26, 1987) (reorganization of three Maryland corporations into newly-created shell series of two existing Maryland corporations); Massachusetts Financial Development Fund, Inc. (pub. avail. Jan. 10, 1985) (reorganization of five Massachusetts business corporations into Massachusetts business trusts).

2 See, e.g., Scudder Common Stock Fund, Inc. (pub. avail. Oct. 10, 1984) (reorganizations from two Massachusetts corporations to Massachusetts business trusts with proposed changes in investment objectives and fundamental investment restrictions).

3 See, e.g., Frank Russell Investment Company (pub. avail. Dec. 3, 1984) (reorganization of Maryland corporation into Massachusetts business trust); John Hancock Bond Fund, Inc. (pub. avail. Nov. 29, 1984) (reorganization of Maryland and Delaware corporations into Massachusetts business trusts); United Gold Shares, Inc. (pub. avail. Sept. 17, 1984) (reorganization of Texas corporation with one series of common shares and Maryland corporation with five series of common shares into Massachusetts business trust with eight series of shares, including two newly-created series of shares).

4 See, e.g., PEMCO (pub. avail. May 31, 1988) (reorganization of New York limited partnership into Maryland corporation where the directors of the successor corporation were different persons from the general partners of the predecessor partnership, new investment policies, restrictions and operations were introduced, and the custodian and independent certified accountants were changed); Aetna Variable Fund, Inc. (pub. avail. Jan 23, 1984) (reorganization of three Maryland corporations into Massachusetts business trusts where changes would be made to “standardize” the advisory, distribution, custodian and transfer agent agreements among the three new entities, and the new advisory agreements would effect changes requiring the payment of certain expenses by the new trusts rather than by the adviser, resulting in an 10 -- 15 basis point increase in fund expenses).

5 See Illustration II(b) in Securities Act Release No. 5463 (Feb. 28, 1974).

2.
Within the Shareholder letter, please confirm if the “Muhlenkamp Fund” will continue to operate under that same name as a series of Managed Portfolio Series.  Please consider whether the actual fund names and the defined fund names are sufficiently clear and distinctive as to prevent confusion.

The Trust confirms supplementally, that Muhlenkamp Fund will operate under the same name as a series of Managed Portfolio Series.  The Trust believes that although the series names are the same, its use of the “Acquired Fund” and the “Acquiring Fund” are sufficiently clear and distinctive to eliminate potential confusion.

3.	Within the Proxy Statement, please confirm that any material differences between the Fund and the Acquiring Fund have been highlighted.

The Trust confirms supplementally, that material differences between the Fund and the Acquiring Fund have been noted throughout the Proxy Statement.

4.
Please confirm whether the Fund currently buys or sells foreign securities.  Is the addition of currency risk for the Acquiring Fund the result of a change in strategy or a refinement of the disclosure?

The Trust responds supplementally that the Fund currently holds multiple foreign securities denominated in foreign currencies.  As a result, the Trust believes that the addition of currency risk is a refinement of the disclosure rather than a change in strategy.

5.
Within the Comparison of Fundamental Investment Restrictions, the SEC staff notes that the Acquiring Fund is not prohibited from purchasing and selling (i) securities which are secured by real estate, (ii) securities of companies that invest or deal in real estate, and (iii) certain derivative instruments, but that no principal risk disclosure is included for these investments.

Although the above investments are not prohibited by a fundamental investment restriction, the Acquiring Fund does not intend to invest principally in any of these investments.  Rather, the Acquiring Fund has adopted non-fundamental investment limitations which limit its use of certain of the above referenced investments.

6.	Within the Comparison of Fundamental Investment Restrictions, please confirm if the term “limit” means “prohibit” in Fundamental Limitation 2?

The Trust confirms supplementally that the Acquiring Fund is prohibited from investing in (i) futures; (ii) mortgages or oil, gas, mineral or other exploration or development programs; and (iii) more than 15% of the value of its net assets in illiquid securities, which may include restricted securities not determined to be liquid.

7.	With respect to the Investment Advisory Agreement, please confirm the term of the agreement.

The Trust responds supplementally that the Investment Advisory Agreement applicable to both the Fund and the Acquiring Fund complies with Section 15(a) of the 1940 Act, which provides that each Agreement “shall continue in effect for a period more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors or by vote of a majority of the outstanding voting securities.”

8.	Within the Fund Expenses section, please clarify the specific expenses expected to decrease.

The Trust has revised the referenced disclosure as follows:

The Acquiring Fund will have the same management and distribution fee as the Acquired Fund.  Certain expenses of the Acquiring Fund, including insurance, trustee fees and expenses, legal fees, auditing charges and other expenses, are expected to decrease and thus reduce Fund operating expenses.

*     *     *     *     *     *

We trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact Angela Pingel of US Bancorp Fund Services, LLC at (414) 765-6121.

Sincerely,

WEXFORD TRUST

/s/ Anthony W. Muhlenkamp
Anthony W. Muhlenkamp
Vice President, Treasurer and Chief Compliance Officer

cc:           Thomas E. Sweeney, Jr., Esq.